Dividends (Details) (USD $)	0 Months Ended
Feb. 18, 2014
Dividends
Purging Distribution	$ 1,050,000,000
Dividend declared (in dollars per shares)	$ 0.52
Subsequent event
Dividends
Purging Distribution	1,050,000,000
Purging Distribution paid in cash	$ 210,000,000
Dividend declared (in dollars per shares)	$ 0.52